LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating lease expense		$ 28,454	$ 28,771
Variable lease expense	[1]	7,306	1,113
Sublease income		(1,624)	(477)
Total operating lease cost		$ 34,136	$ 29,407

[1]	Includes short-term leases, index and other variable lease costs